Transfers of Financial Assets - Summary of Carrying Amount of Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale financial assets [member] | Shares [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 64	€ 144
Carrying amount of associated liabilities	71	155
Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	3,068	3,127
Carrying amount of associated liabilities	3,166	3,304
Financial assets at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	11	20
Carrying amount of associated liabilities	14	21
Financial assets at fair value through profit or loss [member] | Investment contracts for account of policyholders [member]
Disclosure of financial assets [line items]
Carrying amount of transferred assets	€ 153	161
Carrying amount of associated liabilities		€ 4